Victory Government Securities Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	97 Months Ended	113 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024 [1]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Bloomberg U.S. Aggregate Government Intermediate & MBS Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.90%	(0.06%)			1.09%
Lipper Intermediate U.S. Government Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	(0.43%)			0.81%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.95%	0.39%			1.20%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.45%	(0.73%)			0.16%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.15%	(0.14%)			0.48%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.07%	0.49%		1.28%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	2.12%	0.60%	1.39%

[1]	Inception date of Institutional Shares is August 7, 2015.
[2]	Inception date of Class R6 is December 1, 2016.